Cost of sales (Tables)	3 Months Ended
Mar. 31, 2026
Cost of sales
Schedule of cost of sales

	Three months ended
	March 31,	March 31,
	2026	2025(a)
	$'m	$'m

Power generation	85.6	84.4
Depreciation	49.4	47.9
Amortization	4.8	4.4
Tower repairs and maintenance	13.2	10.7
Staff costs	7.1	6.4
Regulatory fees	7.2	6.8
Security services	5.5	5.3
Travel costs	2.0	0.8
Net impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	2.4	0.9
Insurance	0.7	0.7
Short-term rental	1.2	1.5
Vehicle maintenance and repairs	0.4	0.5
Professional fees	0.3	0.3
Other	3.8	3.2
	183.6	173.8
(a)	The result for the period ended March 31, 2025 has been re-presented to reflect that the result of the Latam segment is now reported as a discontinued operation. See note 20.1 for more information.